Reserves for Losses and Loss Adjustment Expenses - Reconciliation of Unpaid Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserves for losses and loss adjustment expenses, beginning of period			$ 3,134.3	$ 2,448.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ (1,244.7)	$ (1,154.8)	(1,244.7)	(1,154.8)	$ (1,255.6)	$ (1,108.6)
Net reserves for losses and loss adjustment expenses, beginning of period			1,878.7	1,340.3
Current year	207.5	291.3	677.5	540.6
Prior years	89.2	(68.6)	48.4	(135.6)
Total incurred	296.7	222.7	725.9	405.0
Current year			(191.2)	(18.2)
Prior years			(1,149.9)	(165.6)
Total paid			(1,341.1)	(183.8)
Foreign exchange			27.3	(13.6)
Net reserves for losses and loss adjustment expenses, end of period	1,290.8	1,547.9	1,290.8	1,547.9
Reserves for losses and loss adjustment expenses, end of period	$ 2,535.5	$ 2,702.7	$ 2,535.5	$ 2,702.7